Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Feb. 02, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Consolidated Statements of Comprehensive Income
Net income (loss)	$ 25,787	$ 33,880	$ 32,347	$ 114,285	$ 84,354	$ (138,659)	$ 124,093	$ 327,901
Other comprehensive income (loss):
Unrealized gains (losses) on cash flow hedges	(10,531)	2,324	(45,691)	(17,850)	8,937	17,410	53,278	30,393
Cash flow hedge (gains) losses reclassified to interest expense	(894)	(3,762)	(8,816)	(11,065)	(26,262)	(18,226)	(31,965)	1,292
Deferred gain (loss) on cash flow hedges		846	0	(337)	0
Total other comprehensive loss	(11,425)	(592)	(54,507)	(29,252)	(17,325)	(816)	21,313	31,685
Total comprehensive income (loss)	14,362	33,288	(22,160)	85,033	67,029	(139,475)	145,406	359,586
Comprehensive income (loss) attributable to noncontrolling interest	0	126	221	1,107	683	(60)	900	0
Comprehensive income (loss) attributable to controlling interest	$ 14,362	$ 33,162	$ (22,381)	$ 83,926	$ 66,346	$ (139,415)	$ 144,506	$ 359,586